Financing Arrangements - Schedule of Maximum Borrowing Facility (Detail) - ABL Facility [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Jan. 02, 2016
ABL Facility disclosure details
Borrowing base limitation	$ 125,114	$ 130,941
Less: outstanding letters of credit	5,469	5,498
Net availability	$ 119,645	$ 125,443